OTHER RECEIVABLES, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Potential farmland lease, advances given to an employee		$ 306,082
Reversal	$ 8,269
Allowance For Doubtful Account [Member]
Reversal	$ 8,269